OPERATIONS IN UZBEKISTAN (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended							0 Months Ended		12 Months Ended	0 Months Ended			2 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Uzbekistan	Jul. 31, 2013 Uzdunrobita item	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2012 Uzdunrobita Uzbekistan	Dec. 31, 2012 Uzdunrobita Property, plant and equipment Uzbekistan	Dec. 31, 2012 Uzdunrobita Licenses Uzbekistan	Dec. 31, 2012 Uzdunrobita Rights to use radio frequencies Uzbekistan	Dec. 31, 2012 Uzdunrobita Numbering capacity Uzbekistan	Dec. 31, 2012 Uzdunrobita Software and other intangible assets Uzbekistan	Aug. 07, 2012 Uzdunrobita Temporary suspension of the operating license item	Jul. 17, 2012 Uzdunrobita Temporary suspension of the operating license	Dec. 31, 2013 Uzdunrobita Additional tax audit	Jan. 14, 2013 Uzdunrobita Criminal court judgment against employees	Nov. 08, 2012 Uzdunrobita Criminal court judgment against employees	Sep. 17, 2012 Uzdunrobita Criminal court judgment against employees item	Dec. 31, 2012 Uzdunrobita Criminal court judgment against employees item	Oct. 31, 2012 Uzdunrobita Tax and antimonopoly claims
OPERATIONS IN UZBEKISTAN
Period of license suspension												10 days
Extended period of license suspension												3 months
Number of regional antimonopoly departments that held hearings											14
Amount of claim											2,558		28,776		18,375
Amount of claim as reduced by antimonopoly regulator											416		21,390					201
Number of employees against whom criminal court has issued judgment																4
Number of installments over which claim amount would be paid															8 months
Number of installments paid																	2
Installments paid, amount														242			4,584
Liability recorded				12,706
Number of auctions were set and held			2
Impairment loss of long-lived assets
Property, plant and equipment and intangibles						8,438
Impairment of intangible assets							2,709	2,523	1,190	1,654
Goodwill	3,523	3,523		3,523	3,523
Total impairment loss related to goodwill and long-lived assets				16,514	20,037